Related Party Transactions - Compensation of key management personnel (Details) - Directors and key management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Remuneration	$ 4,379	$ 5,719	$ 4,815
Short-term benefits	16	56	79
Amortization of long-term employee benefits	2,658	1,940	537
Expense recognized in respect of share-based compensation	1,282	713	1,225
Total	$ 8,335	$ 8,428	$ 6,656